Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year	Summary Compensation Table Total for PEOs(a)		Compensation Actually Paid to PEOs(b)		Average Summary Compensation Table Total for Other	Average Compensation Actually Paid to Other	Value of Initial Fixed $100 Investment Based On	Net Income
Ended	Wolf	Michaels	Wolf	Michaels	NEOs(a)	NEOs(b)	TSR(c)	(Loss)(d)
2025	$–	$1,240,000	$–	$7,943,339	$350,000	$1,288,401	$411.76	$3,711
2024	–	4,307,312	–	5,824,233	509,238	714,624	230.48	6,561
2023	142,167	135,417	142,167	135,417	172,972	172,972	106.94	2,302
2022	215,000	–	215,000	–	206,978	206,978	103.74	(252)

Named Executive Officers, Footnote [Text Block]

(a)	Carl T. Wolf ceased services as Chief Executive Officer (principal executive officer) and Adam L. Michaels commenced service as Chief Executive Officer in September 2022. For the fiscal years ended January 31, 2025 and 2024, the Other NEOs were Steven Burns and Anthony Gruber. For the fiscal year ended January 31, 2023, the Other NEOs were Matthew Brown, Steven Burns, Anthony Gruber, and Lawrence Morgenstein. For the fiscal year ended January 31, 2022, the Other NEOs were Matt Brown, Steven Burns and Lawrence Morgenstein.

PEO Total Compensation Amount		$ 1,240,000
PEO Actually Paid Compensation Amount		$ 7,943,339
Adjustment To PEO Compensation, Footnote [Text Block]
(b)	SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine “compensation actually paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. None of our NEOs have participated in a pension plan; therefore, no adjustment from the SCT total related to pension value was made. A reconciliation of total compensation from the SCT to CAP to our PEO and our Other NEOs (as an average) for the fiscal year ended January 31, 2025 is shown below:

Adjustments	PEO ($)		Other NEOs (average) ($)
Total Compensation from SCT	1,240,000		350,000
– SCT amounts of stock and option awards	(400,000)		–
+ Fair value at fiscal year-end of awards granted during the fiscal year ended January 31, 2025 that are outstanding and unvested at year-end	400,881	(1)	–
+/- Difference between fair value of awards from January 31, 2024 to January 31, 2025 for awards granted in any prior fiscal year that were outstanding and unvested at January 31, 2025	6,290,807		938,401
+/- Vesting date fair value for awards granted and vested during the fiscal year ended January 31, 2025(2)	–		–
+/- Change in fair value from the January 31, 2024 to the vesting date for awards granted in any prior fiscal year which vested during the fiscal year ended January 31, 2025	411,651		–
– Fair value at January 31, 2024 for awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the fiscal year ended January 31, 2025	–		–
+ Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the fair value of the award or the SCT for the fiscal ended January 31, 2025	–		–
Compensation Actually Paid (as calculated)	7,943,339		1,288,401

(1)	For purposes of the foregoing adjustments, the year-end value of stock unit awards was determined using the closing price of our common stock on January 31, 2025, the last trading day of the fiscal year, which was $7.70. For PSUs that were unvested as of January 31, 2025, the fair value as of fiscal year-end was determined assuming payout at threshold performance.
(2)	Value based on the closing price of our common stock on the applicable vesting date.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 350,000	$ 509,238	$ 172,972	$ 206,978
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,288,401	714,624	172,972	206,978
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The charts shown below present a graphical comparison of CAP to our PEO and the average CAP to our Other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: our (1) TSR and (2) net income.

Total Shareholder Return Amount	[3]	$ 411.76	230.48	106.94	103.74
Net Income (Loss) Attributable to Parent	[4]	$ 3,711,000	6,561,000	2,302,000	(252,000)
PEO Name		Carl T. Wolf
Carl T. Wolf [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]			142,167	215,000
PEO Actually Paid Compensation Amount	[2]			142,167	215,000
Adam L. Michaels [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	1,240,000	4,307,312	135,417
PEO Actually Paid Compensation Amount	[2]	7,943,339	$ 5,824,233	$ 135,417
PEO [Member] | SCT Amounts of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(400,000)
PEO [Member] | Fair Value at Fiscal Year-End of Awards Granted During the Fiscal Year Ended January 31, 2025 that are Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	400,881
PEO [Member] | Difference Between Fair Value of Awards from January 31, 2024 to January 31, 2025 for Awards Granted in any Prior Fiscal Year That were Outstanding and Unvested at January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,290,807
PEO [Member] | Vesting Date Fair Value for Awards Granted and Vested During the Fiscal Year Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]
PEO [Member] | Change in Fair Value from The January 31, 2024 to the Vesting Date for Awards Granted in any Prior Fiscal Year which Vested During the Fiscal Year Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		411,651
PEO [Member] | Fair Value at January 31, 2024 for Awards Granted in Any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Fiscal Year Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Dividends or Other Earnings Paid on Stock or Option Awards in the Covered Year Prior to Vesting if not Otherwise Included in the Fair Value of the Award or the SCT for the Fiscal Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | SCT Amounts of Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Awards Granted During the Fiscal Year Ended January 31, 2025 that are Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Difference Between Fair Value of Awards from January 31, 2024 to January 31, 2025 for Awards Granted in any Prior Fiscal Year That were Outstanding and Unvested at January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		938,401
Non-PEO NEO [Member] | Vesting Date Fair Value for Awards Granted and Vested During the Fiscal Year Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]
Non-PEO NEO [Member] | Change in Fair Value from The January 31, 2024 to the Vesting Date for Awards Granted in any Prior Fiscal Year which Vested During the Fiscal Year Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Fair Value at January 31, 2024 for Awards Granted in Any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Fiscal Year Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Stock or Option Awards in the Covered Year Prior to Vesting if not Otherwise Included in the Fair Value of the Award or the SCT for the Fiscal Ended January 31, 2025 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Carl T. Wolf ceased services as Chief Executive Officer (principal executive officer) and Adam L. Michaels commenced service as Chief Executive Officer in September 2022. For the fiscal years ended January 31, 2025 and 2024, the Other NEOs were Steven Burns and Anthony Gruber. For the fiscal year ended January 31, 2023, the Other NEOs were Matthew Brown, Steven Burns, Anthony Gruber, and Lawrence Morgenstein. For the fiscal year ended January 31, 2022, the Other NEOs were Matt Brown, Steven Burns and Lawrence Morgenstein.
[2]	SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine “compensation actually paid” (“CAP”) as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. None of our NEOs have participated in a pension plan; therefore, no adjustment from the SCT total related to pension value was made. A reconciliation of total compensation from the SCT to CAP to our PEO and our Other NEOs (as an average) for the fiscal year ended January 31, 2025 is shown below:
[3]	TSR as calculated based on a hypothetical fixed investment of $100.00 measured from the market close on January 29, 2021 (the last trading day of the fiscal year ended January 31, 2021) through and including the end of each fiscal year reported in the table, assuming that all dividends (if applicable) were reinvested.
[4]	Dollar amounts reported represent amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
[5]	For purposes of the foregoing adjustments, the year-end value of stock unit awards was determined using the closing price of our common stock on January 31, 2025, the last trading day of the fiscal year, which was $7.70. For PSUs that were unvested as of January 31, 2025, the fair value as of fiscal year-end was determined assuming payout at threshold performance.
[6]	Value based on the closing price of our common stock on the applicable vesting date.